Document and Entity Information	12 Months Ended
Jun. 30, 2021 shares
Document Information [Line Items]
Document Type	40-F/A
Amendment Flag	true
Amendment description	EXPLANATORY NOTE New Pacific Metals Corp. (the "Registrant") is filing this Amendment No. 1 to Form 40-F (the "Form 40-F/A") for the year ended June 30, 2021 to furnish Exhibits 101 and 104 to the Form 40-F, which provide certain items from our Form 40-F formatted in eXtensible Business Reporting Language ("XBRL"). In accordance with the policy of the Securities and Exchange Commission (the "Commission") stated in Release No. 33-9002, we are filing this Form 40-F/A within the 30-day period available to first-time XBRL filers following the filing of our Form 40-F, as filed with the Commission on September 28, 2021. No other changes have been made to the Form 40-F other than the furnishing of the exhibits described above. This Form 40-F/A does not reflect subsequent events occurring after the original date of the Form 40-F, or modify or update in any way disclosures made in the Form 40-F.
Document Registration Statement	false
Document Annual Report	true
Annual information form	true
Audited annual financial statements	true
Document Period End Date	Jun. 30, 2021
Entity File Number	001-40381
Entity Registrant Name	NEW PACIFIC METALS CORP
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1066 West Hastings Street
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Vancouver
Entity Address, State Or Province	BC
Entity Address Country	CA
Entity Address, Postal Zip Code	V6C 3X1
City Area Code	604
Local Phone Number	633-1368
Title of 12(b) Security	Common shares, no par value
Trading Symbol	NEWP
Name of Exchange on which Security is Registered	NYSE
Entity Common Stock, Shares Outstanding	154,451,263
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Auditor Attestation Flag	false
Entity Central Index Key	0001369085
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	DL Services Inc.
Entity Address, Address Line One	Columbia Center
Entity Address, Address Line Two	701 Fifth Avenue, Suite 6100
Entity Address, City or Town	Seattle
Entity Address, State Or Province	WA
Entity Address, Postal Zip Code	98104-7043
City Area Code	206
Local Phone Number	903-8800